Series A Convertible Preferred Stock Warrants (Details) - Series A Preferred Stock [Member]	12 Months Ended
Dec. 31, 2014 $ / shares shares
Range of Exercise Prices	$ 0.001
Shares Underlying Warrants Outstanding | shares	2,000,000
Weighted Average Remaining Contractual Life	5 years 6 months
Weighted Average Excercise Price	$ 0.001
Shares Underlying Warrants Exercisable | shares	2,000,000
Weighted Average Exercise Price	$ 0.001